Subsequent events	12 Months Ended
Aug. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

31. Subsequent events

The Company has evaluated subsequent events from the balance sheet date through November 26, 2021, the date at which the consolidated financial statements were available to be issued and determined there were no additional items to be disclosed.